UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street Worcester, MA	10608
(Address of principal executive offices)	(Zip code)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 31, 2007 – June 30, 2007

Item 1.	Report to Stockholders.

Semi-Annual Report

June 30, 2007

Board of Managers of

The Accumulation Fund:

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of

The Paul Revere Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

U.S. equity performance, as represented by the broad market index S&P 500, returned +6.96% during the first six months on 2007. Using the Russell indices as a proxy, large cap stocks underperformed mid and small capitalization stocks and growth stocks led value stocks among all market caps (Russell 1000 Growth +8.13% vs. Russell 1000 Value +6.23%; Russell Midcap Growth +10.97% vs. Russell Midcap Value +8.69%; Russell 2000 Growth +9.33% vs. Russell 2000 Value +3.80%).

Against this backdrop, the portfolio underperformed the Russell 1000 Growth Index during the first half of 2007. Stock selection in health care, consumer staples, and financial services and a modest cash position detracted the most from relative performance. Stock selection in retailing, special products and services and an overweighting in energy had a positive impact on relative performance. The portfolio’s philosophy and approach remain consistent. We continue to work closely with our team of fundamental research analysts to identify companies capable of delivering and sustaining above average earnings growth.

We continue to position the portfolio as a style-disciplined large cap growth portfolio diversified across sectors. We are finding a number of companies we view as sustainable growth opportunities in the special products and services sector. Emphasis is placed on data and transaction processors where we are particularly attracted to the “annuity stream” business models. In the overweight healthcare sector we are finding the most attractive opportunities in the pharmaceutical, biotechnology and medical technology industries. We continue to overweight the financial services sector where we are primarily exposed to market sensitive companies. We are generally underweight in the consumer sectors but maintain exposure to several stable globally exposed food and consumer products companies, high-end and uniquely positioned retailers and gaming companies. Overall, we continue to build the portfolio from the bottom up, focusing on large cap companies that seek to deliver sustainable above-average growth to their shareholders.

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs Chairman, Board of Managers The Paul Revere Variable Annuity Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of the Fund including Board of Managers’ fees. Accordingly, no member of the Board of Managers receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board of Managers for the fiscal year ended December 31, 2006, was $7,200.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board of Managers deemed to be interested persons received direct remuneration or an indirect benefit as officers of PRV. None of the members of the Board of Managers, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

Information concerning the nominees for re-election, as well as members of the Board of Managers whose terms will continue, follows with the same abbreviations of company names as used previously. Unless the contractowner withholds authorization on the Proxy, it is intended that the interest represented by the Proxy will be voted in favor of the election of the nominees.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of the Fund’s proxy voting policy and procedures on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s (Securities and Exchange Commission) website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) includes additional information about members of the board of managers of the Registrant, and is available, without charge, upon request, toll-free at (800) 718-8824 for contractowners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
H. C. Goodwin (72) 24 Waters Road Sutton, MA 01590	Member, Board of Managers	2007-2010 5 years of service	President of Manufacturers Service Center, Inc.	2	None

Gordon T. Miller (85) 27 Briarwood Circle Worcester, MA 01606	Vice Chairman, Board of Managers	2007-2010 38 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (antivibration products)	2	None

Joan Sadowsky (77) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2006-2009 21 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The members of the Board of Managers listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
Donald E. Boggs* (62) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2007-2010 9 years of service	Retired, Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

David G. Fussell* (60) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2006-2009 5 years of service	Senior Vice President of Unum Group, Chattanooga, Tennessee	2	None

*	Officers of PRV, (the investment adviser and sponsoring insurance company) and other subsidiaries within the Unum Group holding company system.

None of the members of the Board of Managers who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

The Paul Revere Variable Annuity Contract Accumulation Fund

Financial Statements

(Unaudited)

June 30, 2007

Statement of Assets and Liabilities

(Unaudited)

	June 30, 2007
	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS
Investments in securities at market value (Cost: Series Q - $2,793,098) (Cost: Series N - $1,258,855) (see Schedule of Investments)	$3,029,789	$1,409,865
Cash	130,709	68,674
Dividends receivable	1,847	867

Total assets	3,162,345	1,479,406

LIABILITIES
Payable to The Paul Revere Variable Annuity Insurance Company	38,197	6,030

Total liabilities	38,197	6,030

TOTAL NET ASSETS	$3,124,148	$1,473,376

CONTRACT OWNERS’ EQUITY
Deferred contracts	$1,561,339	$675,750
Currently payable contracts	1,562,809	797,626

Total net assets	$3,124,148	$1,473,376

ACCUMULATION UNITS OUTSTANDING	242,383	110,581

NET ASSET VALUE PER ACCUMULATION UNIT	$12.889	$13.324

See accompanying notes to financial statements.

Statement of Operations

(Unaudited)

June 30, 2007 Series Q (Qualified)
INVESTMENT LOSS
Income:
Dividends	$29,724
Interest	1,747

Total income	31,471

Expenses:
Mortality and expense risk fees	23,409
Investment management and advisory service fees	11,705
Professional services	6,200

Total expenses	41,314

Net investment loss	(9,843)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold	715,706
Net decrease in unrealized appreciation of investments	(581,656)

Net realized and unrealized gain on investments	134,050

Increase in net assets from operations	$124,207

June 30, 2007 Series N (Non-Qualified)
INVESTMENT LOSS
Income:
Dividends	$7,909
Expenses:
Mortality and expense risk fees	7,272
Investment management and advisory service fees	3,636
Professional services	3,720

Total expenses	14,628

Net investment loss	(6,719)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold	76,591
Net increase in unrealized appreciation of investments	19,951

Net realized and unrealized gain on investments	96,542

Increase in net assets from operations	$89,823

See accompanying notes to financial statements.

Statements of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007 Series Q (Qualified)	Year Ended December 31, 2006 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(9,843)	$(50,841)
Net realized gain on investments	715,706	262,609
Net increase (decrease) in unrealized appreciation of investments	(581,656)	243,981

Increase in net assets from operations	124,207	455,749
Payments to contract owners:
Annuity payments to contract owners	121,118	240,355
Terminations and withdrawals to contract owners	6,122,237	476,500

Total payments to contract owners	6,243,355	716,855

Total decrease in net assets	(6,119,148)	(261,106)
NET ASSETS
Beginning of period	9,243,296	9,504,402

End of period	$3,124,148	$9,243,296

	Six Months Ended June 30, 2007 Series N (Non-Qualified)	Year Ended December 31, 2006 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(6,719)	$(15,524)
Net realized gain on investments	76,591	49,257
Net increase in unrealized appreciation of investments	19,951	32,334

Increase in net assets from operations	89,823	66,067
Payments to contract owners:
Annuity payments to contract owners	27,905	52,380
Terminations and withdrawals to contract owners	124,412	6,929

Total payments to contract owners	152,317	59,309

Total decrease in net assets	(62,494)	(6,758)
NET ASSETS
Beginning of period	1,535,870	1,529,112

End of period	$1,473,376	$1,535,870

See accompanying notes to financial statements.

Schedule of Investments

June 30, 2007

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks
Aerospace & Military Technology
Empresa Brasileira de Aeronautica S.A.	430	$20,197	$20,730		200	$9,394	$9,642
United Technologies Corporation	770	48,202	54,616		360	19,558	25,535

		68,399	75,346	2.4%		28,952	35,177	2.4%

Beverages
Diageo Capital PLC	310	26,167	25,826		145	12,239	12,080
PepsiCo, Inc.	790	46,652	51,232		370	19,708	23,995

		72,819	77,058	2.5%		31,947	36,075	2.4%

Broadcasting & Media
News Corporation	1,460	29,382	30,967	1.0%	680	13,572	14,423	1.0%

Computer Systems & Services
Adobe Systems, Inc. *	920	36,319	36,938		430	16,451	17,264
Apple, Inc. *	210	14,160	25,628		100	7,235	12,204
Automatic Data Processing, Inc.	250	10,320	12,118		120	5,041	5,816
Citrix Systems, Inc. *	500	16,744	16,835		230	7,755	7,744
Dell, Inc. *	940	24,327	26,837		450	11,551	12,848
Ebay, Inc. *	980	31,091	31,536		460	15,201	14,803
Electronic Arts, Inc. *	260	14,048	12,303		120	6,503	5,678
EMC Corporation *	950	13,078	17,195		440	6,197	7,964
Google, Inc. *	115	46,533	60,188		50	21,160	26,169
International Game Technology	420	17,677	16,674		190	7,384	7,543
Microsoft Corporation	2,390	65,594	70,433		1,100	30,143	32,417
Network Appliance, Inc. *	460	16,835	13,432		210	7,694	6,132
Oracle Corporation *	4,950	85,513	97,565		2,300	34,559	45,333

		392,239	437,682	14.0%		176,874	201,915	13.7%

Conglomerate
Danaher Corporation	630	45,120	47,565		292	20,889	22,046
General Electric Company	2,610	90,642	99,911		1,210	42,266	46,319

		135,762	147,476	4.7%		63,155	68,365	4.6%

Consumer Goods & Services
Altria Group, Inc.	350	21,932	24,549		170	10,262	11,924
Bayer AG	230	16,287	17,319		100	7,081	7,530
Colgate-Palmolive Company	320	21,337	20,752		150	9,326	9,727
Comcast Corporation *	1,020	29,547	28,682		475	13,864	13,357
NIKE, Inc.	730	32,236	42,552		340	14,572	19,819
Procter & Gamble Company	1,320	75,193	80,771		610	34,974	37,326

		196,532	214,625	6.9%		90,079	99,683	6.8%

Education
Apollo Group, Inc. *	200	10,021	11,686	0.4%	100	5,002	5,843	0.4%

Electronics
Harman International	280	29,015	32,704	1.1%	130	13,398	15,184	1.1%

Energy Services
Exxon Mobil Corporation	300	20,227	25,164		145	9,835	12,163
GlobalSantaFe Corporation	630	33,492	45,518		290	11,636	20,952
Halliburton Company	440	15,518	15,180		210	7,413	7,245
Noble Corporation	450	36,359	43,884		210	16,087	20,479
Schlumberger Limited	320	20,384	27,181		150	9,533	12,741
Praxair, Inc.	540	33,523	38,875		250	15,650	17,998
Weatherford International Limited *	220	11,889	12,153		100	5,404	5,524

		171,392	207,955	6.7%		75,558	97,102	6.6%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2007

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued
Financial Institutions
American Express Company	610	$31,624	$37,320		280	$14,301	$17,130
Bank of New York Company, Inc.	620	26,142	25,693		288	12,192	11,935
Charles Schwab Corporation	1,940	36,391	39,809		900	15,786	18,468
Fidelity National Information	390	18,407	21,169		180	8,566	9,770
Goldman Sachs Group, Inc.	145	30,147	31,428		66	13,740	14,306
Moody’s Corporation	190	11,945	11,818		90	5,630	5,598
Morgan Stanley	320	25,892	26,842		150	10,395	12,582
UBS AG	930	55,139	55,809		430	25,475	25,804
State Street Corporation	790	53,519	54,036		370	24,203	25,308
Western Union Company	1,200	24,969	24,996		560	12,000	11,665

		314,175	328,920	10.5%		142,288	152,566	10.4%

Food Services
Nestle SA	440	39,424	41,824	1.4%	205	18,164	19,486	1.3%

Health Services
UnitedHealth Group, Inc.	390	24,171	19,945	0.6%	180	11,477	9,205	0.6%

Insurance
Aflac, Inc.	300	15,724	15,420	0.5%	140	7,338	7,196	0.5%

Leisure & Tourism
Royal Caribbean Cruises Limited	590	24,199	25,358	0.8%	270	11,082	11,605	0.8%

Machinery
Rockwell Automation, Inc.	550	33,145	38,192	1.2%	260	16,172	18,054	1.2%

Manufacturing
Precision Castparts Corporation	270	23,755	32,767	1.0%	120	9,117	14,563	1.0%

Medical & Health Products
Advanced Medical Optics *	960	41,150	33,485		450	19,285	15,696
Allergan, Inc.	840	45,803	48,418		380	20,703	21,903
Amgen, Inc. *	780	55,157	43,126		370	24,191	20,457
Baxter International, Inc.	285	12,583	16,057		132	5,214	7,437
Cardinal Health, Inc.	250	18,036	17,660		120	8,668	8,477
Celgene Corporation *	400	19,257	22,932		180	8,371	10,319
DENTSPLY International, Inc.	590	18,418	22,573		280	8,481	10,713
Genentech, Inc. *	215	15,750	16,267		100	7,319	7,566
Genzyme Corporation *	1,130	75,805	72,772		532	31,458	34,261
Johnson & Johnson	1,210	74,236	74,560		560	33,292	34,507
Medtronic, Inc.	1,380	74,622	71,567		640	33,841	33,190
Millipore Corporation *	230	17,030	17,271		108	8,000	8,110
Roche Holdings AG	730	60,105	64,745		340	27,965	30,155
St Jude Medical, Inc. *	420	16,898	17,426		190	7,716	7,883
Wyeth	820	41,782	47,019		380	17,777	21,789

		586,632	585,878	18.7%		262,281	272,463	18.5%

Semiconductors
Intel Corporation	4,410	103,864	104,782		2,110	49,345	50,134
KLA- Tencor Corporation	600	32,083	32,970		280	14,970	15,386
Taiwan Semiconductor	2,935	31,390	32,662		1,377	14,730	15,324

		167,337	170,414	5.5%		79,045	80,844	5.5%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2007

(Unaudited)

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Common Stocks-Continued
Stores
CVS/Caremark Corporation	1,460	$48,411	$53,217		680	$21,210	$24,786
Family Dollar Stores	1,020	31,006	35,006		480	14,535	16,474
Lowe’s Companies, Inc.	1,090	33,716	33,452		510	15,247	15,652
Nordstrom, Inc.	160	8,841	8,179		70	3,877	3,578
Staples, Inc.	1,380	36,747	32,747		640	16,070	15,187
Target Corporation	870	44,624	55,332		400	17,344	25,440
WW Grainger, Inc.	280	21,626	26,054		130	10,043	12,097

		224,971	243,987	7.8%		98,326	113,214	7.7%

Telecommunications
Amdocs Limited *	1,760	57,936	70,083		825	25,727	32,852
America Movil S.A.B. de C.V.	820	33,682	50,783		380	15,263	23,533
Cisco Systems, Inc. *	3,570	73,017	99,424		1,680	31,928	46,788
Jupiter Networks *	660	15,794	16,612		300	7,179	7,551
Qualcomm, Inc.	380	14,774	16,488		180	6,806	7,810

		195,203	253,390	8.1%		86,903	118,534	8.0%

Transportation
FedEx Corporation	160	18,991	17,755		80	8,928	8,878
United Parcel Service	280	19,810	20,440		130	9,197	9,490

		38,801	38,195	1.2%		18,125	18,368	1.2%

Total Common Stocks		2,793,098	3,029,789	97.0%		1,258,855	1,409,865	95.7%

Total Investments		$2,793,098	$3,029,789	97.0%		$1,258,855	$1,409,865	95.7%

Other assets Less Liabilities			94,359	3.0%			63,511	4.3%

Total Net Assets			$3,124,148	100.0%			$1,473,376	100.0%

*	Non – income producing security.

See accompanying notes to financial statements.

Financial Highlights

Selected Per Unit Data and Ratios

(Unaudited)

	Six Months Ended June 30, 2007	Years Ended December 31
		2006	2005	2004	2003
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.091	$0.136	$0.111	$0.155	$0.093
Expenses	0.117	0.207	0.209	0.192	0.172

Net investment loss	(0.026)	(0.071)	(0.098)	(0.037)	(0.079)
Net realized and unrealized gains (losses) on investments	(0.096)	0.700	0.269	0.760	2.272

Net increase (decrease) in net asset value	(0.122)	0.629	0.171	0.723	2.193
Accumulation unit net asset value:
Beginning of period	13.011	12.382	12.211	11.488	9.295

End of period	$12.889	$13.011	$12.382	$12.211	$11.488

Total Return	(0.94%)	5.08%	1.40%	6.29%	23.59%

Series N (Non-Qualified)
Investment income	$0.070	$0.119	$0.109	$0.173	$0.087
Expenses	0.129	0.244	0.253	0.260	0.199

Net investment loss	(0.059)	(0.125)	(0.144)	(0.087)	(0.112)
Net realized and unrealized gains on investments	0.851	0.664	0.358	0.735	2.241

Net increase in net asset value	0.792	0.539	0.214	0.648	2.129
Accumulation unit net asset value:
Beginning of period	12.532	11.993	11.779	11.131	9.002

End of period	$13.324	$12.532	$11.993	$11.779	$11.131

Total Return	6.32%	4.49%	1.82%	5.82%	23.65%

(a)	For a unit outstanding throughout the period. Additionally, the per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period and do not include any sales loads.

	Six Months Ended June 30, 2007		Years Ended December 31
			2006	2005	2004	2003
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance	1.70	%*	1.64%	1.65%	1.65%	1.67%
Net investment loss to average accumulation fund balance	(0.41	%)*	(0.56%)	(0.77%)	(0.31%)	(0.77%)
Portfolio turnover rate	32%		81%	74%	94%	83%
Accumulation units outstanding at the end of the year (in thousands)	242		710	768	797	826

Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	1.99	%*	2.01%	2.01%	1.97%	2.00%
Net investment loss to average accumulation fund balance	(0.91	%)*	(1.03%)	(1.14%)	(0.66%)	(1.12%)
Portfolio turnover rate	35%		83%	74%	93%	83%
Accumulation units outstanding at the end of the year (in thousands)	111		123	128	136	156

*	Annualized

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2007

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts. The Fund consists of two series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code and are commonly referred to as “qualified contracts”. Series N is applicable to all other contracts and are commonly referred to as “non-qualified contracts”.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at June 30, 2007, as reported on national security exchanges. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represent amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund. The current rate for such fees is 1.50% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

June 30, 2007

(Unaudited)

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
Six Months Ended June 30, 2007	$1,788,520	$7,925,670	$504,068	$680,508

At June 30, 2007, net unrealized appreciation of investments in Series Q, amounting to $236,691, consisted of unrealized gains of $282,398 and unrealized losses of $45,707, net unrealized appreciation of investments in Series N, amounting to $151,010, consisted of unrealized gains of $167,076 and unrealized losses of $16,066.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Units outstanding at beginning of period	710,397	767,596
Units withdrawn from contracts:
Annuity payments	9,421	19,568
Terminations and withdrawals	458,593	37,631

Net units withdrawn	468,014	57,199

Contract units withdrawn in excess of units credited	(468,014)	(57,199)

Units outstanding at end of period	242,383	710,397

	Series N (Non-Qualified)
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Units outstanding at beginning of period	122,558	127,504
Units withdrawn from contracts:
Annuity payments	2,152	4,420
Terminations and withdrawals	9,825	526

Net units withdrawn	11,977	4,946

Contract units withdrawn in excess of units credited	(11,977)	(4,946)

Units outstanding at end of period	110,581	122,558

Item 2.	Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period that has materially affected, or is reasonably likely to materially effect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) The following exhibits are attached to this Form N-CSR:

(1) Not applicable to Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2)

(3) Not applicable to Registrant.

(b) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 24, 2007.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 24, 2007.